General and administrative expenses by nature (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
General and administrative expenses by nature [Abstract]
Payroll, charges and benefits	R$ (60,457)	R$ (54,786)
Transportation	(237)	(140)
Advisory services	(15,987)	(7,680)
Depreciation/amortization/depletion	(15,148)	(3,998)
Lease of real estate, equipment and vehicles	(2,134)	(2,182)
Legal advisory services	(30,460)	(8,305)
Travel and lodging	(3,300)	(1,845)
Equipment maintenance	(403)	(236)
System maintenance	(108)	(884)
Provision for legal proceedings	(18,665)	(75,567)
Consumer materials	(1,763)	(1,700)
Third-party services	(3,039)	(2,737)
Other	(10,268)	(9,136)
Total general and administrative expenses	R$ (161,969)	R$ (169,196)